Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Intangible assets, net
Intangible assets, net	¥ 41,832	¥ 48,029		$ 6,411
Estimated amortization expenses for each of five succeeding fiscal years
2021	6,197
2022	6,197
2023	6,197
2024	6,197
2025	6,197
2026 and after	10,847
Total	41,832
Customer relationships
Intangible assets, net
Intangible assets, gross	61,973	61,973
Less: accumulated amortization	(20,141)	(13,944)
Intangible assets, net	41,832	48,029
COE Business | Customer relationships
Intangible assets, net
Amortization expenses	¥ 6,197	¥ 6,198	¥ 6,197